Pay vs Performance Disclosure pure in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Information

The following table provides information required by Item 402(v) of Regulation S-K. For information regarding our pay-for-performance philosophy and how we align executive compensation with our performance, refer to “Executive Compensation — Compensation Discussion and Analysis.”

							Value of Initial Fixed $100 Investment Based On:(4)
Year	Summary Compensation Table Total for PEO (Sommer)(1) ($)	Compensation Actually Paid to PEO (Sommer)(3) ($)	Summary Compensation Table Total for PEO (Del Rio)(1) ($)	Compensation Actually Paid to PEO (Del Rio)(3) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3) ($)	Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(5) ($)	Net Income / (Loss) ($ millions)	Adjusted EBITDA(6) ($ millions)
2023	8,864,592	11,627,921	12,372,976	38,885,167	4,614,230	6,585,053	34.31	118.29	166.2	1,916.4
2022	—	—	21,209,333	8,676,811	5,650,356	2,735,578	20.96	87.82	(2,269.9)	(511.4)
2021	—	—	19,668,768	14,185,949	3,606,788	3,038,679	35.51	111.22	(4,506.6)	(1,645.0)
2020	—	—	36,381,255	21,437,334	6,321,545	5,205,582	43.54	100.52	(4,012.5)	(1,059.3)

(1)
Frank J. Del Rio was our President and Chief Executive Officer during 2021, 2022 and through June 30, 2023. Harry Sommer became our President and Chief Executive Officer effective July 1, 2023.

(2)
Our other named executive officers consisted of the following individuals for the relevant year: for 2023, Mark Kempa, Patrik Dahlgren, Daniel S. Farkas, David Herrera and T. Robin Lindsay; for 2022, Mark Kempa, Harry Sommer, Jason Montague and Howard Sherman; for 2021 and 2020, Mark Kempa, Harry Sommer, T. Robin Lindsay and Jason Montague.

(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The tables below set forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table:

Adjustments to determine Compensation “Actually Paid” for President and Chief Executive Officer (Sommer)	2023 ($)
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(5,224,983)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—
Increase for fair value of awards granted during year that remain outstanding as of covered year end	5,563,745
Increase for fair value of awards granted during year that vested during covered year	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	2,292,071
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	132,496
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—
Increase based upon incremental fair value of awards modified during year	—
Total Adjustments	2,763,329
Adjustments to determine Compensation “Actually Paid” for President and Chief Executive Officer (Del Rio)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	—	(10,999,980)	(14,063,639)	(17,952,220)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—	—
Increase for fair value of awards granted during year that remain outstanding as of covered year end	—	7,285,701	8,166,156	10,139,017
Increase for fair value of awards granted during year that vested during covered year	—	—	—	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	—	(8,445,341)	(493,102)	(6,582,105)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	26,520,493	(372,902)	907,766	(4,328,622)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	(8,302)	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—	3,780,009
Total Adjustments	26,512,191	(12,532,522)	(5,482,819)	(14,943,921)
Adjustments to determine Compensation “Actually Paid” for Other NEOs	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(1,854,991)	(1,895,383)	(2,158,701)	(4,367,966)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—	—
Increase for fair value of awards granted during year that remain outstanding as of covered year end	2,322,969	941,538	1,852,165	4,452,437
Increase for fair value of awards granted during year that vested during covered year	—	313,845	—	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	1,415,949	(894,404)	(468,561)	(1,167,304)
Adjustments to determine Compensation “Actually Paid” for Other NEOs	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	86,896	(1,380,374)	206,988	(490,526)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—	457,396
Total Adjustments	1,970,823	(2,914,778)	(568,109)	(1,115,963)

(4)
Assumes $100 invested in our ordinary shares on December 31, 2019. Our Company has not paid dividends.

(5)
The peer group used consists of the companies used in our performance graph as required by Item 201(e) of Regulation S-K and reported in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2023, namely, the Dow Jones United States Travel and Leisure Index. Assumes $100 invested on December 31, 2019.

(6)
Adjusted EBITDA as used in connection with our short-term incentives is a non-GAAP financial metric calculated in the same manner as Adjusted EBITDA in our Annual Report on Form 10-K less the following: (i) fuel rates, (ii) foreign exchange rates, (iii) acquisitions, and (iv) other one-time adjustments in our Compensation Committee’s discretion.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Frank J. Del Rio was our President and Chief Executive Officer during 2021, 2022 and through June 30, 2023. Harry Sommer became our President and Chief Executive Officer effective July 1, 2023.

(2)
Our other named executive officers consisted of the following individuals for the relevant year: for 2023, Mark Kempa, Patrik Dahlgren, Daniel S. Farkas, David Herrera and T. Robin Lindsay; for 2022, Mark Kempa, Harry Sommer, Jason Montague and Howard Sherman; for 2021 and 2020, Mark Kempa, Harry Sommer, T. Robin Lindsay and Jason Montague.

Peer Group Issuers, Footnote
(5)
The peer group used consists of the companies used in our performance graph as required by Item 201(e) of Regulation S-K and reported in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2023, namely, the Dow Jones United States Travel and Leisure Index. Assumes $100 invested on December 31, 2019.

Adjustment To PEO Compensation, Footnote
(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The tables below set forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table:

Adjustments to determine Compensation “Actually Paid” for President and Chief Executive Officer (Sommer)	2023 ($)
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(5,224,983)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—
Increase for fair value of awards granted during year that remain outstanding as of covered year end	5,563,745
Increase for fair value of awards granted during year that vested during covered year	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	2,292,071
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	132,496
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—
Increase based upon incremental fair value of awards modified during year	—
Total Adjustments	2,763,329
Adjustments to determine Compensation “Actually Paid” for President and Chief Executive Officer (Del Rio)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	—	(10,999,980)	(14,063,639)	(17,952,220)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—	—
Increase for fair value of awards granted during year that remain outstanding as of covered year end	—	7,285,701	8,166,156	10,139,017
Increase for fair value of awards granted during year that vested during covered year	—	—	—	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	—	(8,445,341)	(493,102)	(6,582,105)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	26,520,493	(372,902)	907,766	(4,328,622)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	(8,302)	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—	3,780,009
Total Adjustments	26,512,191	(12,532,522)	(5,482,819)	(14,943,921)

Non-PEO NEO Average Total Compensation Amount			$ 4,614,230	$ 5,650,356	$ 3,606,788	$ 6,321,545
Non-PEO NEO Average Compensation Actually Paid Amount			$ 6,585,053	2,735,578	3,038,679	5,205,582
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The tables below set forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table
Adjustments to determine Compensation “Actually Paid” for Other NEOs	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(1,854,991)	(1,895,383)	(2,158,701)	(4,367,966)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—	—
Increase for fair value of awards granted during year that remain outstanding as of covered year end	2,322,969	941,538	1,852,165	4,452,437
Increase for fair value of awards granted during year that vested during covered year	—	313,845	—	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	1,415,949	(894,404)	(468,561)	(1,167,304)
Adjustments to determine Compensation “Actually Paid” for Other NEOs	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	86,896	(1,380,374)	206,988	(490,526)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—	457,396
Total Adjustments	1,970,823	(2,914,778)	(568,109)	(1,115,963)

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid vs. Company TSR
Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The compensation actually paid to our PEOs and other NEOs declined from 2020 to 2022 and then increased during 2023 in connection with our return to profitability and improvement in share price. As discussed above, the amount of compensation actually paid to our new President and Chief Executive Officer, Mr. Sommer, was largely driven by a reset of executive compensation completed by our Compensation Committee in 2023. Changes in the amount of compensation actually paid to our PEOs and other NEOs are also due to the large portion of our executive compensation that is comprised of equity awards and is consequently impacted heavily by share price.
Compensation Actually Paid vs. Net Income (Loss)

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
While our Compensation Committee uses a number of financial and non-financial performance measures to motivate our management team through our compensation programs, our Company determined that Adjusted EBITDA, as defined in “Terms Used in this Proxy Statement,” was the financial performance measure that, in our Company’s assessment, represented our most important performance measure used by the Compensation Committee to link compensation actually paid to our Company’s NEOs for the most recently completed fiscal year to our performance. During 2023, 180% out of a possible 200% of our annual incentive bonuses could be earned based on our Adjusted EBITDA. Our Adjusted EBITDA was heavily impacted by the pandemic and our phased return to operations from 2020 through 2022. We saw significant improvement in our Adjusted EBITDA during 2023 as we returned to normalized operations.
Compensation Actually Paid vs.
Adjusted EBITDA

Total Shareholder Return Vs Peer Group			Company TSR vs. Peer Group TSR
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following provides a list of the financial performance measures that we believe are the most important financial performance measures used to link NEO compensation to our performance. For more information, see “Executive Compensation — Compensation Discussion and Analysis.” Although we do not in practice use any performance measures to link compensation “actually paid” (as calculated herein) to our performance, we are providing this list in accordance with Item 402(v) of Regulation S-K to provide information on performance measures used by our Compensation Committee to determine NEO compensation, as more fully described in “Executive Compensation — Compensation Discussion and Analysis.”
2023 Financial Performance Metrics
Adjusted EBITDA
Adjusted EPS
Average Booked Position
Sustainability Metric: Based on setting an interim greenhouse gas emissions reduction target to support our goal to pursue net zero greenhouse gas emissions by 2050
Vessel Delivery Target
			/
Total Shareholder Return Amount			$ 34.31	20.96	35.51	43.54
Peer Group Total Shareholder Return Amount			118.29	87.82	111.22	100.52
Net Income (Loss)			$ 166,200,000	$ (2,269,900,000)	$ (4,506,600,000)	$ (4,012,500,000)
Company Selected Measure Amount			1,916.4	(511.4)	(1,645.0)	(1,059.3)
PEO Name	Harry Sommer	Frank J. Del Rio
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(6)
Adjusted EBITDA as used in connection with our short-term incentives is a non-GAAP financial metric calculated in the same manner as Adjusted EBITDA in our Annual Report on Form 10-K less the following: (i) fuel rates, (ii) foreign exchange rates, (iii) acquisitions, and (iv) other one-time adjustments in our Compensation Committee’s discretion.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name			Average Booked Position
Measure:: 4
Pay vs Performance Disclosure
Name			Sustainability Metric: Based on setting an interim greenhouse gas emissions reduction target to support our goal to pursue net zero greenhouse gas emissions by 2050
Measure:: 5
Pay vs Performance Disclosure
Name			Vessel Delivery Target
Sommer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,864,592
PEO Actually Paid Compensation Amount			11,627,921
Del Rio [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			12,372,976	21,209,333	19,668,768	36,381,255
PEO Actually Paid Compensation Amount			38,885,167	8,676,811	14,185,949	21,437,334
PEO | Sommer [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,763,329
PEO | Sommer [Member] | Amounts Reported Under The “Stock Awards” Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,224,983)
PEO | Sommer [Member] | Amounts Reported Under The “Option Awards” Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Sommer [Member] | Fair Value Of Awards Granted During Year That Remain Outstanding As Of Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,563,745
PEO | Sommer [Member] | Fair Value Of Awards Granted During Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Sommer [Member] | Change In Fair Value From Prior Year-End To Covered Year-End Of Awards Granted Prior To Covered Year That Were Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,292,071
PEO | Sommer [Member] | Change In Fair Value From Prior Year-End To Vesting Date Of Awards Granted Prior To Covered Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			132,496
PEO | Sommer [Member] | Deduction Of Fair Value Of Awards Granted Prior To Covered Year That Were Forfeited During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Sommer [Member] | Increase Based Upon Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Del Rio [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			26,512,191	(12,532,522)	(5,482,819)	(14,943,921)
PEO | Del Rio [Member] | Amounts Reported Under The “Stock Awards” Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(10,999,980)	(14,063,639)	(17,952,220)
PEO | Del Rio [Member] | Amounts Reported Under The “Option Awards” Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Del Rio [Member] | Fair Value Of Awards Granted During Year That Remain Outstanding As Of Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				7,285,701	8,166,156	10,139,017
PEO | Del Rio [Member] | Fair Value Of Awards Granted During Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Del Rio [Member] | Change In Fair Value From Prior Year-End To Covered Year-End Of Awards Granted Prior To Covered Year That Were Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(8,445,341)	(493,102)	(6,582,105)
PEO | Del Rio [Member] | Change In Fair Value From Prior Year-End To Vesting Date Of Awards Granted Prior To Covered Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			26,520,493	(372,902)	907,766	(4,328,622)
PEO | Del Rio [Member] | Deduction Of Fair Value Of Awards Granted Prior To Covered Year That Were Forfeited During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,302)
PEO | Del Rio [Member] | Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						3,780,009
Non-PEO NEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,970,823	(2,914,778)	(568,109)	(1,115,963)
Non-PEO NEO | Amounts Reported Under The “Stock Awards” Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,854,991)	(1,895,383)	(2,158,701)	(4,367,966)
Non-PEO NEO | Amounts Reported Under The “Option Awards” Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Fair Value Of Awards Granted During Year That Remain Outstanding As Of Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,322,969	941,538	1,852,165	4,452,437
Non-PEO NEO | Fair Value Of Awards Granted During Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				313,845
Non-PEO NEO | Change In Fair Value From Prior Year-End To Covered Year-End Of Awards Granted Prior To Covered Year That Were Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,415,949	(894,404)	(468,561)	(1,167,304)
Non-PEO NEO | Change In Fair Value From Prior Year-End To Vesting Date Of Awards Granted Prior To Covered Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			86,896	(1,380,374)	206,988	(490,526)
Non-PEO NEO | Deduction Of Fair Value Of Awards Granted Prior To Covered Year That Were Forfeited During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						$ 457,396